Condensed Consolidated Balance Sheets (Unaudited) (Q3) (Parenthetical) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	39,969,435	39,966,220	39,964,375.6
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	7,074,407	3,798,929	38,862
Common stock, shares outstanding (in shares)	7,074,407	3,798,929	38,862
Series A Junior Participating Preferred Stock [Member]
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	30,000	30,000	30,000
Preferred stock, shares outstanding (in shares)	0	0	0
Series F Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	565	3,780	0
Preferred stock, shares issued (in shares)	565	3,780	0
Preferred stock, shares outstanding (in shares)	565	3,780	0